Leases and Restricted Cash - Operating Lease Obligations - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($)
Property Subject to or Available for Operating Lease [Line Items]
Number of vessels	35,000
Teekay Tangguh Joint Venture
Property Subject to or Available for Operating Lease [Line Items]
Number of vessels	2
Tax indemnification | $	$ 7.5	$ 8.0
Tax indemnification of lease contracts	The tax indemnification is for the duration of the lease contract with the third party plus the years it would take for the lease payments to be statute barred, and ends in 2033.
Operating lease arrangement period, lessor	20 years